OTHER RECEIVABLES, NET - Summary of other receivables, net (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Third Parties
Current Portion
Business advances to officers and staffs	¥ 2,027,919	$ 298,878	¥ 797,263
Deposits for projects	1,229,575	181,217	1,433,882
VAT recoverable	6,033,448	889,220	1,139,075
Others	1,029,692	151,758	1,127,654
Allowance for credit losses	(441,116)	(65,012)	(736,993)	$ (108,619)	¥ (800,374)
Other receivable, net	9,879,518	1,456,061	3,760,881
Related Parties
Current Portion
Other receivable, net	400,000	58,953	67,976
Management
Current Portion
Business advances due from key management personnel	¥ 120,000	$ 17,686	¥ 0